Apr. 29, 2017
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-08 | Brokerage and Investment Management Portfolio
  The fund normally invests at least 80% of its assets in securities of companies principally engaged in the exchange of financial instruments, stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory and financial decision support services.